Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 1,288,595	$ 639,745
2026	1,176,644	645,325
2027	1,192,051	663,001
2028	1,215,495	681,520
2029	1,242,413	704,401
From 2030 to June 30, 2038	6,138,428	4,898,072
Total	12,253,626	8,232,064
Less: amounts representing interest	2,648,190	2,080,860
Present value of future minimum lease payments	9,605,436	6,151,204
Less: Current obligations	836,591	346,005
Long term obligations	8,768,845	5,805,199
2024	1,288,595	639,745
2025	1,176,644	645,325
2026	1,192,051	663,001
2027	1,215,495	681,520
2028	1,242,413	704,401
From 2029 to June 30, 2038	$ 6,138,428	$ 4,898,072